CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 CNY (¥) ¥ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 CNY (¥) ¥ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares
Net revenue:
Total net revenue	¥ 1,295,850	$ 183,009	¥ 1,093,438	¥ 947,580
Cost of revenue:
Total cost of revenue	806,141	113,849	751,393	643,385
Gross profit	489,709	69,160	342,045	304,195
Operating expenses:
Fulfillment	134,852	19,045	126,850	100,071
Sales and marketing	305,157	43,096	205,660	146,207
General and administrative	167,786	23,696	92,004	130,977
Other operating income, net	(627)	(89)	(927)	(709)
Total operating expenses	607,168	85,748	423,587	376,546
Loss from operations	(117,459)	(16,588)	(81,542)	(72,351)
Other income (loss):
Interest income	21,912	3,095	595	88
Interest expense	(58)	(8)	(107)
Other income, net	3,145	444	7,600
Foreign exchange (loss) gain	3,391	479	34	(241)
Loss before income taxes	(89,069)	(12,578)	(73,420)	(72,504)
Income tax expense	8,724	1,232	10,413	15,843
Share of loss in equity method investments | ¥			1,090	1,607
Net loss	(97,793)	(13,810)	(84,923)	(89,954)
Less: net income (loss) attributable to non-controlling interest	(5,302)	(749)	(11,677)	14,051
Net loss attributable to ruhnn	¥ (92,491)	$ (13,061)	¥ (73,246)	¥ (104,005)
Net loss per ordinary share:
Basic and diluted | (per share)	¥ (0.22)	$ (0.03)	¥ (0.23)	¥ (0.33)
Net loss per ADS (each ADS represents five ordinary shares):
Basic and diluted | (per share)	¥ (1.11)	$ (0.16)	¥ (1.14)	¥ (1.63)
Weighted average shares used in in calculating net loss per ordinary share:
Basic and diluted | shares	415,523,933	415,523,933	321,584,804	319,406,760
Net loss	¥ (97,793)	$ (13,810)	¥ (84,923)	¥ (89,954)
Other comprehensive income:
Foreign currency translation adjustment	4,598	649
Comprehensive loss	(93,195)	(13,161)	(84,923)	(89,954)
Product sales
Net revenue:
Total net revenue	992,603	140,182	942,781	912,512
Cost of revenue:
Total cost of revenue	675,494	95,398	683,057	625,263
Services
Net revenue:
Total net revenue	303,247	42,827	150,657	35,068
Cost of revenue:
Total cost of revenue	¥ 130,647	$ 18,451	¥ 68,336	¥ 18,122